SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary Shares, Beginning Balance	183,430
Stock Options Exercised	6,964	1,166
Ordinary Shares, Ending Balance	202,499	183,430
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary Shares, Beginning Balance	183,605	179,922
Stock Options Exercised	5,379	1,231
Release of Restricted Stock Units	13,820	2,452
Warrants Exercised	137
Ordinary Shares, Ending Balance	202,941	183,605